Tangible Assets And Assets Under Construction (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 543,868
Additions	(22,737)
Transfers to other long term-assets	0	$ 0	$ (26)
Write-down/ Write-off	(320)
Transfers from deposits for vessels, port terminals and other fixed assets	0	0	49,421
Balance	520,811	543,868
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	834,352	827,839	768,866
Additions	7,585	8,577	9,768
Disposals	0	0	(156)
Transfers to other long term-assets	0	0	(26)
Write-down/ Write-off	(396)	(2,064)	(34)
Transfers from deposits for vessels, port terminals and other fixed assets	0	0	49,421
Balance	841,541	834,352	827,839
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(290,484)	(257,007)	(223,241)
Additions	(30,322)	(31,774)	(33,903)
Disposals	0	0	137
Write-down/ Write-off	0	866	0
Write-down/ Write-off	76	0	0
Impairment loss	0	(2,569)	0
Balance	(320,730)	(290,484)	(257,007)
Net Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Balance	543,868	570,832	545,625
Additions	(22,737)	(23,197)	(24,135)
Disposals	0	0	(19)
Transfers to other long term-assets	0	0	(26)
Write-down/ Write-off	(320)	(1,198)	(34)
Impairment loss	0	(2,569)	0
Transfers from deposits for vessels, port terminals and other fixed assets	0	0	49,421
Balance	520,811	543,868	570,832
Tanker vessels, barges and pushboats | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	521,375	521,036	467,405
Additions	1,931	2,403	3,581
Transfers from oil storage plant and port facilities for liquid cargoes	0	0	629
Write-down/ Write-off	(308)	(2,064)
Transfers from deposits for vessels, port terminals and other fixed assets	0	0	49,421
Balance	522,998	521,375	521,036
Tanker vessels, barges and pushboats | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(198,508)	(177,820)	(159,178)
Additions	(18,475)	(18,985)	(18,642)
Write-down/ Write-off	0	866	0
Impairment loss	0	(2,569)	0
Balance	(216,983)	(198,508)	(177,820)
Tanker vessels, barges and pushboats | Net Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Balance	322,867	343,216	308,227
Additions	(16,544)	(16,582)	(15,061)
Transfers from oil storage plant and port facilities for liquid cargoes	0	0	629
Write-down/ Write-off	(308)	(1,198)	0
Impairment loss	0	(2,569)	0
Transfers from deposits for vessels, port terminals and other fixed assets	0	0	49,421
Balance	306,015	322,867	343,216
Deferred dry dock and special survey costs | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	51,185	46,047	44,097
Additions	4,296	5,138	1,950
Balance	55,481	51,185	46,047
Deferred dry dock and special survey costs | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(40,055)	(34,889)	(27,685)
Additions	(3,959)	(5,166)	(7,204)
Balance	(44,014)	(40,055)	(34,889)
Deferred dry dock and special survey costs | Net Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Balance	11,130	11,158	16,412
Additions	337	(28)	(5,254)
Balance	11,467	11,130	11,158
Dry port terminal | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	224,772	224,170	221,823
Additions	870	602	2,529
Disposals	0	0	(156)
Transfers to other long term-assets	0	0	(26)
Write-down/ Write-off	(88)	0	0
Balance	225,554	224,772	224,170
Dry port terminal | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(34,184)	(27,318)	(20,648)
Additions	(6,915)	(6,866)	(6,807)
Disposals	0	0	137
Write-down/ Write-off	76	0	0
Balance	(41,023)	(34,184)	(27,318)
Dry port terminal | Net Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Balance	190,588	196,852	201,175
Additions	(6,045)	(6,264)	(4,278)
Disposals	0	0	(19)
Transfers to other long term-assets	0	0	(26)
Write-down/ Write-off	(12)	0	0
Balance	184,531	190,588	196,852
Oil storage plant and port facilities for liquid cargoes | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	29,190	29,190	29,819
Transfers to tanker vessels, barges and pushboats	0	0	(629)
Balance	29,190	29,190	29,190
Oil storage plant and port facilities for liquid cargoes | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(12,777)	(12,457)	(11,979)
Additions	(301)	(320)	(478)
Balance	(13,078)	(12,777)	(12,457)
Oil storage plant and port facilities for liquid cargoes | Net Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Balance	16,413	16,733	17,840
Additions	(301)	(320)	(478)
Transfers to tanker vessels, barges and pushboats	0	0	(629)
Balance	16,112	16,413	16,733
Other fixed assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance	7,830	7,396	5,722
Additions	488	434	1,708
Write-down/ Write-off	0	0	(34)
Balance	8,318	7,830	7,396
Other fixed assets | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(4,960)	(4,523)	(3,751)
Additions	(672)	(437)	(772)
Balance	(5,632)	(4,960)	(4,523)
Other fixed assets | Net Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,870	2,873	1,971
Additions	(184)	(3)	936
Write-down/ Write-off	0	0	(34)
Balance	$ 2,686	$ 2,870	$ 2,873